Members' Equity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common units tendered for tax withholding purpose	139,810	62,683	139,810	90,425
Units tendered by employees for tax withholding, cost	$ 200	$ 157	$ 185	$ 200
Common Class A [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares units outstanding	1,615,017	484,505	1,615,017	483,418
Common Class B [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares units outstanding	28,462,185	28,833,202	28,462,185	23,687,507
Unvested restricted common stock issued		503,556
Long Term Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares units outstanding				94,914
Unvested restricted common stock issued	43,776	103,142	43,776
Common units granted		444,543	346,734	336,599
Common units available under incentive plan	450,000	450,000	450,000	450,000
Common units vested		341,401	302,958	241,685
Additional units granted				76,046
Additional units vested				38,023
2009 Omnibus Incentive Compensation Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested restricted common stock issued	336,551	400,414	336,551
Common units granted		1,639,874	1,366,666
Common units available under incentive plan	1,650,000	1,650,000	1,650,000
Common units vested		1,239,460	1,030,115
2009 Omnibus Incentive Compensation Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares units outstanding				666,778
Unvested restricted common stock issued	336,551		336,551
Common units granted			1,366,666	1,326,530
Common units available under incentive plan	1,650,000		1,650,000	1,650,000
Common units vested			1,030,115	659,752
Additional units granted				323,194
Additional units vested				161,597